Property and Equipment, Net (Tables)	12 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	As of June 30,
	2022	2021
Office building	$20,198,454	$-
Equipment	1,224,250	1,047,227
Office building related facility, machinery and equipment	225,773	-
Automobiles	118,472	122,903
Office Furniture	69,448	147,207
Leasehold improvements	667,785	614,680
Total	22,504,182	1,932,017
Less: accumulated depreciation	(1,903,084)	(1,331,226)
Property and equipment, net	$20,601,098	$600,791